Consolidated Statements of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Profit or loss [abstract]
Revenue	R 4,567,459	R 4,205,511	R 3,507,067
Cost of revenue	(1,364,407)	(1,514,674)	(1,234,672)
Gross profit	3,203,052	2,690,837	2,272,395
Other income	10,369	11,831	9,828
Operating expenses	(1,901,088)	(1,660,166)	(1,400,308)
Sales and marketing	(614,765)	(500,903)	(431,140)
General and administration	(944,833)	(837,606)	(704,603)
Research and development	(226,935)	(212,235)	(177,024)
Expected credit losses on financial assets	(114,555)	(109,422)	(87,541)
Operating profit	1,312,333	1,042,502	881,915
Offering costs	(15,113)
Finance income	44,167	39,418	23,255
Finance costs	(50,866)	(15,822)	(10,095)
Fair value changes to derivative assets		(388)	(971)
Impairment of goodwill	(43,600)
Profit before taxation	1,246,921	1,065,710	894,104
Taxation	(309,811)	(311,554)	(285,298)
Profit for the year	937,110	754,156	608,806
Profit attributable to:
Owners of the parent	921,031	738,191	597,153
Non-controlling interest	16,079	15,965	11,653
Total Profit	R 937,110	R 754,156	R 608,806
Earnings per share
Basic earnings per share (ZAR) (in Rand per share)	R 29.81	R 23.85	R 19.29
Diluted earnings per share (ZAR) (in Rand per share)	R 29.81	R 23.85	R 19.29